Goodwill and Intangibles (Tables)	12 Months Ended
Aug. 31, 2012
Goodwill and Intangibles [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill consist of the following activity (in millions):

	2012	2011
Net book value – September 1
Goodwill	$2,045	$1,915
Accumulated impairment losses	(28)	(28)
Total	2,017	1,887
Acquisitions	120	158
Other	24	(28)
Net book value – August 31	$2,161	$2,017

Schedule of Finite-Lived Intangible Assets by Major Class
The carrying amount and accumulated amortization of intangible assets consists of the following (in millions):

	2012	2011
Gross Intangible Assets
Purchased prescription files	$984	$913
Favorable lease interests	388	385
Purchasing and payer contracts	334	308
Non-compete agreements	120	95
Trade name	189	71
Other amortizable intangible assets	4	4
Total gross intangible assets	2,019	1,776

Accumulated amortization
Purchased prescription files	(417)	(338)
Favorable lease interests	(109)	(76)
Purchasing and payer contracts	(119)	(94)
Non-compete agreements	(53)	(43)
Trade name	(32)	(11)
Other amortizable intangible assets	(3)	(2)
Total accumulated amortization	(733)	(564)
Total intangible assets, net	$1,286	$1,212

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Expected amortization expense for intangible assets recorded at August 31, 2012, not including amounts related to Alliance Boots that will be amortized through equity method investment income, is as follows (in millions):

2013	2014	2015	2016	2017
$252	$217	$182	$144	$99